Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	0 Months Ended	3 Months Ended		12 Months Ended					12 Months Ended		12 Months Ended				0 Months Ended	3 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 03, 2013	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 22, 2012	Dec. 31, 2013 2000 Plan [Member]	Dec. 31, 2013 2004 Plan [Member]	Dec. 21, 2009 2004 Plan [Member]	Dec. 31, 2012 Executive Officer [Member]	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 10% voting power [Member] Minimum [Member]	Jan. 03, 2013 Options Outstanding [Member]	Mar. 31, 2014 Options Outstanding [Member]	Dec. 31, 2013 Options Outstanding [Member]	Dec. 31, 2012 Options Outstanding [Member]	Dec. 31, 2011 Options Outstanding [Member]	Feb. 08, 2011 Stock Option Expired 1 January 2013 [Member]	Dec. 31, 2013 Stock Option Expired 1 January 2013 [Member]	Dec. 31, 2013 Stock Option Expired 1 July 2013 [Member]	Feb. 28, 2014 Restricted Stock Units (RSUs) [Member]	Mar. 31, 2014 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2013 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock were reserved for issuance to employees, officers, directors, advisors and consultants				2,960,818				504,761	1,137,977
Options available for future issuance under 2000 plan								0
Common stock available for issuance										3,333,333
Initial public offering date				Nov. 09, 2005
Increase in common stock available for issuance									666,667
Percentage of outstanding shares									4.00%
Condition for granting for incentive stock options				Stock options may not be granted at less than 100% of the fair market value of the Company's common stock as determined by the Compensation Committee at the time of grant, or for a term in excess of ten years										Holders of more than 10% of the Company's total combined voting power of all classes of stock, incentive stock options may not be granted at less than 110% of the fair market value of the Company's common stock at the date of grant, and for a term not to exceed five years
Percentage of fair market value at which incentive stock option must be granted				100.00%
Percentage of fair market value at which incentive stock option must be granted				110.00%
Maximum term of a stock option												10 years	5 years
Stock based compensation expense		$ 305	$ 531	$ 2,001	$ 1,832	$ 2,196											$ 0	$ 0	$ 0
Unrecognized stock-based compensation expense																1,607	1,892							756	129
Unrecognized stock based compensation expense, weighted average recognition period, years																2 years 1 month 17 days	1 year 10 months 17 days							2 years 9 months 22 days	1 year
Weighted-average grant date fair value of options				$ 3.69	$ 5.32	$ 11.47
Intrinsic value of stock options exercised				3	43	1,381
Stock options issued	297,500														238,332					235,000
Stock options cancelled											166,666
Cancelled stock options		157,055		234,856																	34,167	34,167
Stock options expired				Jul. 01, 2014												Jul. 01, 2014					Jul. 01, 2013	Jul. 01, 2013
Vesting period over which expense will be recognized				4 years
Total fair value of RSUs vested																									139	219	403
Shares of common stock granted to a former executive							58,333
Grant date fair value of shares of common stock granted to a former executive				354
Equity issuance starting date				Sep. 04, 2012
Equity issuance ending date				Feb. 01, 2013
Stock options expense		$ 0
Granted, Restricted Stock Units																							500,000	500,000	41,666
Stock units vesting description																								During February 2014, the Company issued 500,000 RSUs to certain employees, which vest with respect to one third (1/3) of the RSUs on the first anniversary of the grant date
Unvested portion of RSUs																							50.00%
Termination of employment after change of control																							12 months